COLUMBIA COMMON STOCK FUND, INC.
                           COLUMBIA GROWTH FUND, INC.
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                       COLUMBIA SHORT TERM BOND FUND, INC.
                   COLUMBIA FIXED INCOME SECURITIES FUND, INC.
                   COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                          COLUMBIA DAILY INCOME COMPANY

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED JANUARY 1, 2004



         The chart on page 16 of the Statement of Additional Information is changed to note that the Columbia Balanced Fund, Columbia Fixed Income Securities Fund, Columbia High Yield Fund and Columbia Short Term Bond Fund may enter into Swap Agreements as an investment strategy.



                                                             September 21, 2004


COL-35/813S-0904